Fair Value of Plan Assets - Summary of Reconciliation of Beginning and Ending Balances of Recurring Fair Value Measurements Recognized (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance, January 1	$ 163,758,895
Balance, December 31	179,297,075	$ 163,758,895
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance, January 1	95,252,916	84,997,575
Purchases	1,358,583	1,364,527
Distributions	(1,393,837)	(1,220,359)
Shares acquired by Plan Sponsor	(4,793,225)	0
Unrealized gain	14,892,867	10,111,173
Balance, December 31	$ 105,317,304	$ 95,252,916